Income tax and deferred taxes (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense
Current income tax expense	$ (116,483)	$ (207,959)	$ (182,567)
Adjustments to prior year current income tax	12,222	1,577	15,954
Current income tax expense, net, total	(104,261)	(206,382)	(166,613)
Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	2,551	26,434	440
Tax adjustments related to the creation and reversal of temporary differences from the previous year	8,309	973
Deferred tax expense, net, total	(5,758)	27,407	440
Tax expense (benefit)	$ (110,019)	$ (178,975)	$ (166,173)